Basis of Preparation - Subsidiaries of the Company (Parenthetical) (Detail) - USD ($) $ in Thousands, shares in Millions			1 Months Ended		12 Months Ended
	Jun. 30, 2017	Jun. 29, 2017	Dec. 31, 2017	Sep. 30, 2013	Dec. 31, 2017	Dec. 31, 2016
Additional paid-in capital [Member]
Disclosure of subsidiaries [Line Items]
Effect from the changes in shareholding percentage in subsidiary					$ (232)
Charoong Thai Wire and Cable Public Company Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest					50.93%	50.93%
Siam Fiber Optics Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest					30.56%	30.56%
Percentage of equity interest held by subsidiary					60.00%
Shanghai Yayang Electric Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	68.75%				68.75%	66.35%
Increase (decrease) in proportion of ownership interest in subsidiary	2.40%
Shanghai Yayang Electric Co., Ltd. [Member] | Crown Century Holdings Limited ("CCH (HK)") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest	37.92%	31.42%
Adjustments to additional paid in capital by conversion of loan	$ 1,000
Crown Century Holdings Limited ("CCH (HK)") [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest					97.93%	100.00%
Adjustments to additional paid in capital through issuance of converting preference shares				$ 2,000
Convertible preferred stock, shares issued for conversion			7.8		7.8
Crown Century Holdings Limited ("CCH (HK)") [Member] | Preference shares [Member]
Disclosure of subsidiaries [Line Items]
Number of shares issued				7.8
Crown Century Holdings Limited ("CCH (HK)") [Member] | Pacific Electric Wire & Cable (Shenzhen) Co., Ltd. [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest			97.93%
Increase (decrease) in proportion of ownership interest in subsidiary			(2.07%)
Crown Century Holdings Limited ("CCH (HK)") [Member] | Australia Pacific Electric Cable Pty Limited [Member]
Disclosure of subsidiaries [Line Items]
Percentage of equity interest			98.06%
Increase (decrease) in proportion of ownership interest in subsidiary			(1.34%)